UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	May 9, 2003

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   9
Form 13F Information Table Value Total:	$192,466

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

FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101    8098	     237,100    SOLE     237,100
EXXON MOBIL CORP                COM       30231G102    7514      215,000    SOLE     215,000
GLOBALSANTAFE CORP              COM       G3930E101   11742      568,615    SOLE     568,615
MURPHY OIL CORP			  COM       626717102 	20340      460,500    SOLE     460,500
NOBLE CORPORATION               COM       G65422100    5931      188,750    SOLE     188,750
PETROLEO BRASILEIRO SA PETRO	  SP ADR	71654V408    1136		75,000    SOLE      75,000
SUNCOR ENERGY INC               COM       867229106    1747      100,000    SOLE     100,000
TALISMAN ENERGY INC             COM       87425E103   72359    1,819,259    SOLE   1,819,259
TESCO CORP                      COM       88157K101   63599    6,192,450    SOLE   6,192,450
